Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,175	$ 2,995
Lease liabilities	1,202	1,076
Lease liabilities	$ 2,607	$ 2,309